Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TRAQIQ, INC.
Entity Central Index Key	0001514056
Entity Primary SIC Number	4212
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1931 Austin Drive Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	(248)
Local Phone Number	775-7400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1931 Austin Drive Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	(248)
Local Phone Number	775-7400
Contact Personnel Name	Glen Miller